Subsequent events (Details) ¥ in Thousands, $ in Millions			12 Months Ended
	Feb. 14, 2025 CNY (¥)	Feb. 14, 2025 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 26, 2025 CNY (¥)
Subsequent Event [Line Items]
Purchase consideration, cash payment			¥ 708,587
Subsequent Event | Mergers and acquisitions financing agreement
Subsequent Event [Line Items]
Amount of debt				¥ 5,600,000
2027				850,000
2028				800,000
2029				1,000,000
2030				1,100,000
2031				1,200,000
2032				¥ 670,000
Debt, weighted average interest rate				2.67%
Subsequent Event | Lynk & Co
Subsequent Event [Line Items]
Equity interest held	51.00%	51.00%
Stake of minority interest in subsidiary company	49.00%	49.00%
Subsequent Event | Lynk & Co
Subsequent Event [Line Items]
Business combination, capital contribution	¥ 367,000	$ 50.0
Subsequent Event | Lynk & Co | Volvo Car (China) Investment Co., Ltd.
Subsequent Event [Line Items]
Ownership interest acquired (as percentage)	30.00%	30.00%
Business combination, consideration transferred	¥ 5,400,000	$ 739.8
Subsequent Event | Lynk & Co | Geely Holding
Subsequent Event [Line Items]
Ownership interest acquired (as percentage)	20.00%	20.00%
Business combination, consideration transferred	¥ 3,600,000	$ 493.2
Subsequent Event | Lynk&Co and Geedy Holding
Subsequent Event [Line Items]
Purchase consideration, cash payment	¥ 6,700,000	$ 913.4